Stock-Based Compensation - Incentive Plans (Details) shares in Millions	12 Months Ended
Dec. 31, 2015 shares
Stock Options | Chief Executive Officer
Stock-Based Compensation
Vesting period	2 years
Contractual term	7 years
Performance share units (PSUs)
Stock-Based Compensation
Contractual term	10 years
Performance share units (PSUs) | One-year period
Stock-Based Compensation
Vesting period	1 year
Vesting percentage	50.00%
Performance share units (PSUs) | Two-year period
Stock-Based Compensation
Vesting period	2 years
Vesting percentage	50.00%
Restricted Stock Units (RSUs)
Stock-Based Compensation
Vesting period	1 year
Contractual term	10 years
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan	11.5
Old Plans
Stock-Based Compensation
Shares available for issuance under the Plan	0.2
Number of shares issued under the Plan	0.0